Equity (Details) - USD ($)									1 Months Ended				12 Months Ended
	Oct. 21, 2020	Mar. 02, 2020	Feb. 25, 2020	Feb. 14, 2020	Jun. 08, 2017	Mar. 21, 2016	Aug. 07, 2015	Oct. 07, 2013	Aug. 31, 2016	Apr. 28, 2016	Aug. 20, 2014	Dec. 29, 2011	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Apr. 27, 2016
Equity (Details) [Line Items]
Purchase of common shares (in Dollars)					$ 6,250,000
Subscription receivable (in Dollars)																$ 1,492,538
Common stock, par value (in Dollars per share)					$ 0.021848
Consulting expenses (in Dollars)															$ 835,999
Registered direct offering, description		we consummated a third registered direct offering of 612,500 Class A Common Shares and a concurrent private placement of warrants to purchase up to 612,500 Class A Common Shares with the same accredited investors. The purchase price per Class A Common Share in this registered direct offering was $5.60 per share. The warrants sold in the third concurrent private placement are exercisable for a period of five and one-half years upon issuance, at an initial exercise price of $5.60 per share, subject to anti-dilution protections.	we consummated a second registered direct offering of 437,500 Class A Common Shares and a concurrent private placement of warrants to purchase up to 437,500 Class A Common Shares with the same accredited investors. The purchase price per Class A Common Share in the second registered direct offering was $5.60. The warrants sold in the second concurrent private placement are exercisable for a period of five and one-half years upon issuance, at an initial exercise price of $5.60 per share, subject to anti-dilution protections.	the Company consummated a registered direct offering of 323,750 Class A Common Shares and a concurrent private placement of warrants to purchase up to 323,750 Class A Common Shares with certain accredited investors. The purchase price per Class A Common Share in the registered direct offering was $6.80. The warrants sold in the concurrent private placement are exercisable for a period of five and one-half years upon issuance, at an initial exercise price of $6.80 per share, which was thereafter adjusted to $4.9912, subject to full ratchet anti-dilution protection.
Share combination, description	the Company completed a share combination of its common shares at a ratio of one-for-eight, which decreased the Company’s outstanding Class A common shares from 17,685,475 shares to 2,210,683 shares and the Company’s outstanding Class B common shares from 11,111,111 shares to 1,388,888 shares. This share combination also decreased the Company’s authorized shares to 6,250,000 common shares of par value of US$0.021848 each, of which 4,736,111 are designated as Class A common shares and 1,513,889 are designated as Class B common shares.
Statutory surplus reserve													10.00%
Percentage of reserve													50.00%
Remaining statutory surplus reserve													25.00%
Options exercise price (in Dollars per share)													$ 4.15
Options exercised, shares															5,000
Cash purchase, shares															1,000
Aggregate consideration (in Dollars)													$ 7,192,537
Compensation expenses (in Dollars)													0	$ 69,176	$ 247,134
Unrecognized share based compensation expense (in Dollars)
Security Purchase Agreement [Member]
Equity (Details) [Line Items]
Purchase of common shares (in Dollars)									$ 20,000,000
Common Stock [Member]
Equity (Details) [Line Items]
Common shares issued															25,000
Consulting expenses (in Dollars)														$ 179,112	$ 108,888
Management and advisory services term, description															period of 12 months up to August 15, 2019
Fair value of shares															288,000
Chen Ping [Member]
Equity (Details) [Line Items]
Options exercise price (in Dollars per share)											$ 42.48
Employee Stock Option [Member]
Equity (Details) [Line Items]
Option expiry term													10 years
Issued aggregate options						72,608	43,625	11,750			16,375	56,250
Options exercise price (in Dollars per share)						$ 15.04	$ 13.12	$ 18.40				$ 11.60
Options vesting, description						options vest in equal annual installments over the two years of the agreements ending March 20, 2018.	options vest in equal annual installments over the two years of the agreements ending August 6, 2017.	options vest in equal annual installments over the five years of the agreement ending October 6, 2018.			options vest in equal annual installments over the five years of the agreement ending August 19, 2019.	options vest in equal annual installments over the five years of the agreements ending December 28, 2016.
Consultant [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Common shares issued															34,375
Common shares issued, description															The 34,375 common shares were issued in two tranches including 17,187 common shares issued on February 21, 2018 and 17,188 common shares issued on March 5, 2018. The fair value of the 34,375 common shares was $835,999, which was calculated based on the grant date stock price of $25.44 on February 21, 2018 and of $23.20 on March 5, 2018.
Option [Member]
Equity (Details) [Line Items]
Options exercised, shares															1,375
Cash purchase, shares															1,375
Aggregate consideration (in Dollars)															$ 17,851
Hangzhou Lianluo [Member]
Equity (Details) [Line Items]
Restricted common shares										1,388,888
Aggregate Value (in Dollars)										$ 20,000,000
Purchase price (in Dollars per share)										$ 14.40							$ 10.64
Percentage of premium										35.00%
Common Stock Class A [Member]
Equity (Details) [Line Items]
Common stock, shares authorized													4,736,111	4,736,111
Common stock, par value (in Dollars per share)													$ 0.021848	$ 0.021848
Common stock, par value (in Dollars per share)					$ 0.021848
Common shares issued					4,736,111								1,373,750
Common stock shares issued													2,210,683	836,933
Common stock, shares outstanding													2,210,683	836,933
Issued aggregate options															2,375
Aggregate consideration (in Dollars)													$ 30,014
Common Stock Class A [Member] | LLIT is authorized [Member]
Equity (Details) [Line Items]
Common stock, shares authorized													4,736,111
Common stock, par value (in Dollars per share)													$ 0.021848
Common Stock Class B [Member]
Equity (Details) [Line Items]
Common stock, shares authorized													1,513,889	1,513,889
Common stock, par value (in Dollars per share)													$ 0.021848	$ 0.021848
Common stock, par value (in Dollars per share)					$ 0.021848
Common shares issued					1,513,889
Common stock shares issued													1,388,888	1,388,888
Common stock, shares outstanding													1,388,888	1,388,888
Issued aggregate options
Aggregate consideration (in Dollars)
Common Stock Class B [Member] | LLIT is authorized [Member]
Equity (Details) [Line Items]
Common stock, shares authorized													1,513,889